SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
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                                    FORM N-Q
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                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-00018

                             AMERITOR SECURITY TRUST
               (Exact name of registrant as specified in charter)
                                   ----------

                    Offices of Ameritor Financial Corporation
                       4400 MacArthur Boulevard, Suite 301
                              Washington, D.C 20007
               (Address of principal executive offices) (Zip code)

                            Jerome Kinney, President
                       4400 MacArthur Boulevard, Suite 301
                              Washington, D.C 20007
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (202) 625-6000

                     DATE OF FISCAL YEAR END: June 30, 2007

                    DATE OF REPORTING PERIOD: MARCH 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS (Un-audited)


AMERITOR SECURITY TRUST

  Number of
    shares                            Description                           Market value
              BANKING                                            3.08%
     350                   Bank Of America Corporation                         17,857.00
     600                   Nabors Industries ltd.                              17,802.00
     250                   HSBC Holdings                                       21,952.50
     350                   Wachovia Corp                                       19,267.50
                                                                          --------------
                                                                               35,659.00
              COMPUTERS & PERIPHERAL                             6.33%
     800                   Dell inc.                                           18,568.00
     900                   Intel Corporation                                   17,217.00
     200                   Internat Busin Mach                                 18,852.00
     200                   Apple Computer                                      18,582.00
                                                                          --------------
                                                                               73,219.00
              COMUNICATIONS                                      0.90%
     400                   Comcast Corp                                        10,380.00
                                                                          --------------
              DIVERSIFIED MINERALS                               6.69%
     700                   Alcoa inc.                                          23,730.00
     300                   Freeport-Mcmoran Copper & Gold Inc.                 19,857.00
   3,000                   Northern Dynasty Minerals ltd.                      33,840.00
                                                                          --------------
                                                                               77,427.00
              DRUG & MEDICAL                                     5.46%
     250                   Amgen, inc.                                         13,970.00
     300                   Johnson & Johnson                                   18,078.00
     300                   Medtronic Inc                                       14,718.00
     300                   Novartis Ag                                         16,389.00
                                                                          --------------
                                                                               63,155.00
              ELTRONICS/EQUIPMENT                                1.62%
     350                   Canon Inc Adr                                       18,788.00
                                                                          --------------

              FINANCIAL SERVICES                                 1.84%
     200                   Citigroup inc.                                      10,268.00
     500                   Western Union Co                                    10,975.00
                                                                          --------------
                                                                               21,243.00
              FOOD                                               6.40%         21,243.00
     400                   The Hershey Company                                 21,864.00
     300                   Nutrisystem, Inc.                                   15,723.00
     300                   Wrigley/William/Jr                                  15,279.00
                                                                          --------------
                                                                               74,109.00
              MANUFACTURING                                      8.70%
     500                   Carter's, inc.                                      12,670.00
     200                   Flowserve Corp                                      11,438.00
     550                   General electric                                    19,448.00
     300                   Honeywell Intl, Inc.                                13,818.00
     550                   Ingersoll-Rand Company limited                      23,853.50
     300                   United Technologies                                 19,500.00
                                                                          --------------
                                                                              100,727.50
              OIL                                                8.25%
     700                   Cnx Gas Corporation                                 19,831.00
     500                   Halliburton Company                                 15,870.00
     350                   Canadian Natural Resources ltd                      19,316.50
     400                   Occidential Petrolum                                19,724.00
     300                   Schlumberger                                        20,730.00
                                                                          --------------
                                                                               95,471.50
              PSYCHIATRIC THERAPY                                1.74%
     500                   Psychiatric Solutions, inc.                         20,155.00
                                                                          --------------
              PUBLISHING                                         0.81%
     400                   The New York Times Company                           9,404.00
                                                                          --------------
              RECREATION                                         1.87%
     450                   Polaris Industries inc.                             21,591.00
                                                                          --------------
              RETAIL                                             5.95%
     500                   Lowe's Companies, inc.                              15,745.00
     500                   The Home Depot, inc.                                18,370.00
     450                   Walgreen Company                                    20,650.50
     300                   Walmart                                             14,085.00
                                                                          --------------
                                                                               68,850.50
              SAVINGS & LOANS                                    1.57%
     450                   Washington Mutual, inc.                             18,139.50
                                                                          --------------
              TELECOM-CELLULAR                                   1.88%
     350                   Alltell, Corp.                                      21,700.00
                                                                          --------------
              SHORT TERM INVESTMENTS                            35.19%
                           Evergreen Investments                              407,234.00
                                                                          --------------
              NET ASSETS                                        100.00%     1,157,261.50

At March 31, 2007, the tax basis cost of the Fund's investments was $713,157.13 and the unrealized appreciation and depreciation were $22,801.18 and $14,069.19 respectively.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.


      (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Ameritor Security Trust


By (Signature and Title)           /s/ Jerome Kinney
                                   --------------------------
                                   Name:  Jerome Kinney
                                   Title: President (Principal
                                   Executive Officer)
Date: May 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                   By: /s/ Jerome Kinney
                                   ---------------------------
                                   Name:  Jerome Kinney
                                   Title: President (Principal
                                   Executive Officer)
Date: May 30, 2007

                                   By: /s/ Jerome Kinney
                                   ---------------------------
                                   Name:  Jerome Kinney
                                   Title: Treasurer
                                   (Principal Financial
                                   and Accounting Officer
Date: May 30, 2007